SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

November 7, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 86 to the Registration Statement

on Form N-1A of Master Investment Portfolio (the “Trust”) relating to

LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020

Master Portfolio, LifePath® Dynamic 2025 Master Portfolio, LifePath®

Dynamic 2030 Master Portfolio, LifePath® 2035 Dynamic Master

Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic

2045 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and

LifePath® Dynamic 2055 Master Portfolio (the “Master Portfolios”)

Ladies and Gentlemen:

The Trust hereby files via EDGAR one electronically signed copy of Amendment No. 86 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on November 7, 2016.

The Amendment is being filed to: (i) change the Master Portfolios’ names from LifePath® Retirement Master Portfolio, LifePath® 2020 Master Portfolio, LifePath® 2025 Master Portfolio, LifePath® 2030 Master Portfolio, LifePath® 2035 Master Portfolio, LifePath® 2040 Master Portfolio, LifePath® 2045 Master Portfolio, LifePath® 2050 Master Portfolio and LifePath® 2055 Master Portfolio to LifePath® Dynamic Retirement Master Portfolio, LifePath® Dynamic 2020 Master Portfolio, LifePath® Dynamic 2025 Master Portfolio, LifePath® Dynamic 2030 Master Portfolio, LifePath® Dynamic 2035 Master Portfolio, LifePath® Dynamic 2040 Master Portfolio, LifePath® Dynamic 2045 Master Portfolio, LifePath® Dynamic 2050 Master Portfolio and LifePath® Dynamic 2055 Master Portfolio, respectively; (ii) revise the Master Portfolios’ investment strategies and risks; (iii) add new underlying funds in which the Master Portfolios may invest; (iv) replace the Master Portfolios’ portfolio managers; and (v) to make certain non-material changes which the Trust deemed appropriate.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

November 7, 2016

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Trust’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon